COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Summary of contractual rental expenses

	Successor		Predecessor
	Year Ended December 31,	Period from November 10, 2010 through December 31,	Period from January 1, 2010 through November 9,	Year Ended December 31,
	2011	2010	2010	2009
	(In thousands)
Contractual rent expense, including participation rent	$14,270	$1,990	$9,351	$11,683
Contractual rent expense, including participation rent and excluding amortization of above and below-market ground leases and straight-line rent	8,411	1,179	4,725	6,236

Summary of contractual maturities of the entity's long-term commitments

	2012	2013	2014	2015	2016	Subsequent / Other	Total
	(In thousands)
Long-term debt-principal	$1,555,148	$1,388,883	$2,735,139	$2,038,427	$3,424,025	$6,001,392	$17,143,014
Held for sale debt principal(1)	72,453	—	—	—	—	—	72,453
Retained debt-principal	37,745	1,277	1,363	1,440	1,521	87,272	130,618
Junior Subordinated Notes(2)	206,200	—	—	—	—	—	206,200
Ground lease payments	6,520	6,629	6,663	6,674	6,558	223,767	256,811
Tax indemnification liability	—	—	—	—	—	303,750	303,750
Uncertain tax position liability	—	—	—	—	—	6,847	6,847
Total	$1,878,066	$1,396,789	$2,743,165	$2,046,541	$3,432,104	$6,623,028	$18,119,693

(1) Held for sale debt principal is included in liabilities held for disposition on the consolidated balance sheet.

(2) Although we do not expect the notes to be redeemed prior to maturity in 2041, the trust that owns the notes may exercise its right to redeem the notes prior to 2041.  As a result, the notes are included as amounts due in 2012.